Fair Value of Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fixed income securities	$ 4,917,725	$ 4,872,174
Gains (losses) for Level 3 assets and liabilities still held at the balance sheet date, included in earnings	59,600	23,400	$ 5,200
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	57,263	22,711	5,717
Gains (losses) for Level 3 assets still held at the balance sheet date, included in interest credited to contract holder funds	(556)	(702)	283
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in life and annuity contract benefits	2,900	1,400	(792)
Capital Gain
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	56,700	22,700	(2,000)
Investment Income
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	606	14	$ 7,700
Significant unobservable inputs (Level 3)
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fixed income securities	99,674	117,330
Significant unobservable inputs (Level 3) | Fixed income securities - non-binding broker quotes
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fixed income securities	$ 94,000	$ 114,800